Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income before Provision for Income Taxes
The components of income before benefit (provision) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Domestic	$19,645	$20,047	$27,639
Foreign	949	939	601
Total	$20,594	$20,986	$28,240

Components of Provision for Income Taxes
The components of the (benefit) provision for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Current
Federal	$3,630	$7,451	$5,476
Foreign	200	148	70
State and Local	677	842	803
Total	4,507	8,441	6,349
Deferred
Federal	(14,360)	(933)	3,377
Foreign	(66)	(2)	9
State and Local	(37)	(128)	130
Total	(14,463)	(1,063)	3,516
Total income tax (benefit) provision	$(9,956)	$7,378	$9,865

Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates
The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	1.6	2.2	2.1
Affordable housing credit	(0.6)	(0.7)	(0.5)
Employee benefits including ESOP dividend	(0.5)	(0.5)	(0.4)
Impact of tax reform re-measurement	(81.6)	—	—
Noncontrolling interests	(0.6)	(0.6)	(0.5)
Non-deductible goodwill	1.0	2.2	—
Other, net	(2.6)	(2.4)	(0.8)
Effective income tax rate	(48.3)%	35.2%	34.9%

Schedule of Cash Taxes Paid
The amounts of cash taxes paid by Verizon are as follows:

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Income taxes, net of amounts refunded	$4,432	$9,577	$5,293
Employment taxes	1,207	1,196	1,284
Property and other taxes	1,737	1,796	1,868
Total	$7,376	$12,569	$8,445

Schedule of Deferred Taxes
Deferred taxes arise because of differences in the book and tax bases of certain assets and liabilities. Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2017	2016
Employee benefits	$6,174	$10,453
Tax loss and credit carry forwards	4,176	3,318
Other - assets	1,938	2,632
	12,288	16,403
Valuation allowances	(3,293)	(2,473)
Deferred tax assets	8,995	13,930

Spectrum and other intangible amortization	21,148	31,404
Depreciation	14,767	22,848
Other - liabilities	4,281	5,642
Deferred tax liabilities	40,196	59,894
Net deferred tax liability	$31,201	$45,964

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

		(dollars in millions)
	2017	2016	2015
Balance at January 1,	$1,902	$1,635	$1,823
Additions based on tax positions related to the current year	219	338	194
Additions for tax positions of prior years	756	188	330
Reductions for tax positions of prior years	(419)	(153)	(412)
Settlements	(42)	(18)	(79)
Lapses of statutes of limitations	(61)	(88)	(221)
Balance at December 31,	$2,355	$1,902	$1,635

Schedule of After Tax (Expenses) Benefits Related to Interest and Penalties in Provision for Income Taxes	We recognized the following net after-tax (expenses) benefits related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2017	$(77)
2016	(25)
2015	43

Schedule of After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet	The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2017	$269
2016	142